Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

At June 30, 2024 and December 31, 2023, current accounts receivable, net consisted of the following.

	June 30, 2024	December 31, 2023
	(Unaudited)
Accounts receivable	$2,103,136	$2,279,593
Less: allowance for credit losses	(164,945)	(160,855)
Accounts receivable, net	$1,938,191	2,118,738

The following table describes the movements in the allowance for credit losses during the six months ended June 30, 2024.

	Six months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Balance at December 31,	$160,855	$164,122
Adoption of ASC 326	-	1,787,386
Provision for credit losses	7,925	73,805
Foreign exchange difference	(3,835)	(140,569)
Balance at June 30 (Unaudited)	$164,945	$1,884,744

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.

NOTE 4 – accounts receivable, Net

As of December 31, 2023 and 2022, accounts receivable, net consisted of the following.

	2023	2022
Accounts receivable	$2,279,593	$3,435,340
Less: allowance for credit losses	(160,855)	$(164,122)
Accounts receivable, net	$2,118,738	$3,271,218
Accounts receivable – related party, net	$-	$399,465
Non-current accounts receivable	$4,597,214	$4,209,546

The following table describes the movements in the allowance for credit losses during the years ended December 31, 2023 and 2022.

	2023	2022	2021
Balance at January 1	$164,122	$179,475	$298,224
Provision for (reversal of) doubtful accounts	1,084	(1,087)	(124,881)
Foreign exchange difference	(4,351)	(14,266)	6,132
Balance at December 31	$160,855	$164,122	$179,475

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances.